Property and Equipment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Property and equipment, accumulated depreciation	$ 1,218,048		$ 1,094,953	$ 1,369,782
Depreciation			499,440	784,933
Cost of sales			26,976	68,658
Property, Plant and Equipment, Gross			1,926,184	2,664,299
Gain (Loss) on Disposition of Property Plant Equipment	0	6,879	476,904	(315)
Printing Equipment [Member]
Capital Leased Assets, Gross			1,104,271	1,637,743
Property and equipment, accumulated depreciation			541,087	768,625
Property, Plant and Equipment, Gross			1,206,908	1,953,791
Printing Equipment [Member] | Taag [Member]
Property, Plant and Equipment, Gross			37,322
Gain (Loss) on Disposition of Property Plant Equipment			$ 457,544